Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

March 1, 2016

VIA EDGAR TRANSMISSION

Mr. Keith Gregory
U.S. Securities and Exchange Commission (“Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

RE:	Angel Oak Flexible Income Fund (the “Fund”) Definitive Proxy Statement File No. 811-22980

Dear Mr. Gregory:

Attached for filing, please find the Definitive Proxy Statement with respect to the Fund, a series of Angel Oak Funds Trust (the “Registrant”).  Additionally, below please find the comments that the Fund received from you on March 1, 2016 with respect to the Fund’s Preliminary Proxy Statement. For your convenience, your comments have been reproduced with responses following each comment. Capitalized terms have the same definitions as in the Preliminary Proxy Statement.

The Registrant acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Preliminary Proxy Statement; (2) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (3) the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Comment 1.
With respect to the disclosure of the non-fundamental interpretation of the proposed policy, please revise the second sentence to clarify that the Fund’s investment in the assets in categories (1) through (3) are still subject to other restrictions of the Investment Company Act of 1940, such as the limit on illiquid securities.

Response:	The above-referenced sentence has been revised to read as follows (added disclosure underlined):

For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements collateralized by U.S. Government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; (2) investments in issuers domiciled in a single jurisdiction; or (3) certain asset-backed securities that are not classified by commonly used third-party industry classification systems as relating to a particular industry, to the extent permitted by the 1940 Act.

Comment 2.	Please revise the proxy card’s disclosure about the effects of improperly marked ballots to be consistent with the disclosure in the paragraph answering the question “How do I vote my shares?.”

Response:	The requested change has been made.

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If you have any questions regarding the above responses, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator for the Registrant